Consolidated Statements of Cash flow - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows used in operating activities
Net loss	€ (38,224)	€ (33,530)	€ (21,913)
Reconciliation of net loss and the cash used for operating activities
Gain or loss on exchange (calculated)	(3,981)	3,159	0
Amortization and depreciation	797	532	425
Provision – non-current portion	73	57	31
Expenses related to share-based payments	2,449	1,769	1,178
Interest expense	4	23	13
Income tax expense	2	(3)	10
Change in trade and payables in foreign currency	15	(38)
Operating cash flow before change in working capital	(38,864)	(28,031)	(20,255)
(Increase) decrease in inventories	(1,219)	(31)	21
(Increase) decrease in trade and other receivables	47	142	206
(Increase) decrease in other current assets	(8,321)	(1,266)	1,181
Increase (decrease) in trade and other payables	8,579	3,243	1,160
Increase (decrease) in other current liabilities	508	1,241	154
Increase (decrease) in provisions - current portion			(81)
Change in working capital	(407)	3,329	2,641
Net cash flow used in operating activities	(39,270)	(24,702)	(17,614)
Cash flows used in investing activities
Acquisition of property, plant and equipment	(14,222)	(1,664)	(1,726)
Acquisitions of intangible assets	(3)	(25)	(25)
Acquisition of other non-current financial assets	(812)	(102)	(40)
Disposal of property, plant and equipment	0	0	0
Disposal of non-current financial assets			5
Net cash flow used in investing activities	(15,037)	(1,791)	(1,786)
Cash flows from (used in) financing activities
Capital increases, net of transaction costs		177,576	9,239
Proceeds from borrowings		421	2,717
Repayment of borrowings	(818)	(452)	(563)
Net cash flow from (used in) financing activities	(818)	177,545	11,393
Change rate effect on cash in foreign currency	3,981	(3,183)	19
Increase / Decrease in cash and cash equivalents	(51,144)	147,869	(7,988)
Net cash and cash equivalents at the beginning of the period	185,514	37,646	45,634
Net cash and cash equivalents at the closing of the period	134,371	185,514	37,646
Supplemental disclosure of cash flows information
Cash paid for interest	€ 14	€ 115	€ 72